Single-Family Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate [Abstract]
Single-Family Properties

Note 3. Single-family properties

Single-family properties, net, consists of the following as of June 30, 2013 and December 31, 2012 (dollars in thousands):

	June 30, 2013
	Number of properties	Net book value
Leased single-family properties	10,245	$1,713,955
Single-family properties being renovated	6,074	960,156
Vacant single-family properties available for lease	2,007	365,393

Total	18,326	$3,039,504

	December 31, 2012
	Number of properties	Net book value
Leased single-family properties	1,164	$158,068
Single-family properties being renovated	1,857	261,136
Vacant single-family properties available for lease	623	86,509

Total	3,644	$505,713

Single-family properties at June 30, 2013 and December 31, 2012 include $208,156,000 and $131,819,000, respectively, related to properties for which the recorded deed of trust has not been received. For these properties, the trustee or seller has warranted that all legal rights of ownership have been transferred to us on the date of the sale, but there is a delay for the deeds to be recorded. Depreciation expense related to single-family properties was approximately $8,972,000 and $77,000 for the three months ended June 30, 2013 and 2012, respectively, and $11,877,000 and $102,000 for the six months ended June 30, 2013 and 2012, respectively. Included in single-family properties at June 30, 2013 and December 31, 2012 are certain single-family properties contributed by the Sponsor (see Note 9).

Note 3. Single-family properties

Single-family properties as of December 31, 2012 and 2011 consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$96,139	$498
Buildings and improvements	411,706	3,018

Total	507,845	3,516
Accumulated depreciation	(2,132)	(21)

Single-family properties, net	$505,713	$3,495

Single-family properties, net, as shown above, consist of the following as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012
	Number of properties	Net book value
Single-family properties being renovated	1,857	$261,136
Vacant single-family properties available for lease	623	86,509
Leased single-family properties	1,164	158,068

Total	3,644	$505,713

	December 31, 2011
	Number of properties	Net book value
Single-family properties being renovated	12	$1,204
Vacant single-family properties available for lease	2	248
Leased single-family properties	19	2,043

Total	33	$3,495

Single-family properties at December 31, 2012 include $131,819,000 related to properties for which the recorded deed of trust has not been received. For these properties, the trustee or seller has warranted that all legal rights of ownership have been transferred to us on the date of the sale, but there is a delay for the deeds to be recorded. Single-family properties also include $46,635,000 net book value of 367 single-family properties that were contributed by our Sponsor on December 31, 2012 related to the 2012 Offering and $365,937,000 net book value of 2,661 single-family properties contributed on February 28, 2013 related to the 2,770 Property Contribution (see Note 9). For these homes, the Sponsor has warranted that all legal rights of ownership have been transferred to us on the effective date of the transaction, but there is a delay for the deeds to be recorded. As of December 31, 2012, $44,386,000 of the properties contributed related to the 2012 Offering did not have recorded deeds. Depreciation expense related to single-family properties was $2,111,000 for 2012 and $21,000 for the period from June 23, 2011 to December 31, 2011.